VOYAGE REVENUES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018		Dec. 31, 2017	Dec. 31, 2016
Disaggregation of Revenue [Abstract]
Total Voyage Revenues	$ 289,016		$ 297,141	$ 357,451
Spot Charter [Member]
Disaggregation of Revenue [Abstract]
Total Voyage Revenues	259,978	[1]	257,978	325,314
Time Charter [Member]
Disaggregation of Revenue [Abstract]
Total Voyage Revenues	29,038		$ 39,646	$ 32,137
Future Minimum Revenues [Abstract]
2019	18,315
2020	7,686
2021	7,315
Future minimum revenues	$ 33,316

[1]	Spot charter revenues for 2018 is presented in accordance we ASC 606 Revenue from Contracts with Customers. The comparative information has not been restated.